Line of credit, short term loan and notes payable, Short Term Loan and Line of Credit (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2020	Jun. 23, 2020	Dec. 19, 2019
Debt Instruments [Abstract]
Warrants, exercise price (in dollars per share)			$ 4.25	$ 5.00
Short Term Loan and Line of Credit [Member]
Debt Instruments [Abstract]
Maturity date	Dec. 19, 2020
Short Term Loan [Member]
Debt Instruments [Abstract]
Face amount	$ 20.5				$ 20.5
Amount borrowed					20.5
Debt discounts	$ 4.4
Maturity date	Dec. 19, 2020
Line of Credit [Member]
Debt Instruments [Abstract]
Face amount	$ 5.0
Amount borrowed					5.0
Debt discounts	$ 0.2
Maturity date	Dec. 19, 2020	May 06, 2019
Shareholder Guaranties [Member]
Debt Instruments [Abstract]
Guaranty obligations	$ 20.0
Warrants per share (in dollars per share)	$ 0.325
Warrants, exercise price (in dollars per share)	$ 1.82
Warrants, fair value	$ 4.2
Shareholder Guaranties [Member] | Maximum [Member]
Debt Instruments [Abstract]
Warrants, exercisable period	24 months
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Face amount					$ 7.5